CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 25, 2023	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 31, 2024	Jun. 11, 2024	Apr. 11, 2024
Short-Term Debt [Line Items]
Convertible debt outstanding			$ 50,000		$ 50,000		$ 105,000
Convertible debt					(0)	$ 105,079
Principal amount			535,000		535,000
Debt converted, shares issued						74,225
Debt discount			0		0		$ 0
Amortization of debt discount			$ (0)	$ (0)	$ (0)	$ 24,821
Conversion price			$ 0.25		$ 0.25
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Principal balance	$ 5,000
Interest rate	10.00%
Note 9 [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 58,846
Note 10-1 [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 63,513
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt converted, amount converted					$ 154,049
Debt converted, conversion cost converted					$ 1,500	$ 1,000
Debt converted, shares issued					192,495	1,222
Adjustment to additional paid in capital					$ 145,679	$ 1,679
Debt converted, interest converted						680
Series Y Senior Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Issuance of convertible preferred stock			938,908		938,908					938,908
Series R Preferred Stock [Member]
Short-Term Debt [Line Items]
Principal amount									$ 535,000
Holder Of Notes 9 And 10-1 [Member]
Short-Term Debt [Line Items]
Convertible debt						100,080
Accrued interest paid						22,279
Holder Of Note 41 [Member]
Short-Term Debt [Line Items]
Convertible debt						5,000
Accrued interest paid						501
Convertible Noteholder [Member]
Short-Term Debt [Line Items]
Accrued interest paid						$ 100,000
Previous Owners Of Edge View [Member]
Short-Term Debt [Line Items]
Principal balance								$ 5,501